SUMMARY OF RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Interest free loans collected from related parties				¥ 2,300
Project development services purchased from related parties	$ 51,603	366,375	367,334	480,755
Amounts due from related parties		3,350	105
Amounts due to related parties		205	780
Three Management Employees [Member]
Related Party Transaction [Line Items]
Interest free loans collected from related parties				900
Amounts due from related parties						¥ 900
Amounts due to related parties					¥ 900
Beijing Jingu Shitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Interest free loans collected from related parties				1,400
Revenues, related parties amounts				99
Amounts due from related parties						¥ 1,400
Amounts due to related parties					¥ 1,400
HiSun Technology China Limited [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts				5,158
Research and development services purchased from a related party				1,974
Shanghai Keshen Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		6	34
Project development services purchased from related parties		3,302
Accounts receivable - related parties, net		4
Amounts due from related parties		3,350	105
Amounts due to related parties		51	53
Beijing Lianxinzhihui Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts				200
Shenyang Yunrongxin Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		913	1,341	532
Project development services purchased from related parties		321
Accounts receivable - related parties, net		700	99
Amounts due to related parties		150	722
Shenzhen City Yunjitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts			2	¥ 5
Amounts due to related parties		¥ 4	¥ 5